Connecticut Mutual Life Insurance Company
140 Garden Street
Hartford, CT  06154

February 7, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Connecticut Mutual Investment Accounts, Inc. - Municipal Bond Accounts
        Registration File Number: 2-75276

Dear Sir/Madam:

 Pursuant to Rule 497(j) and in lieu of filing a final printed prospectus, we hereby certify with respect to Post-Effective Amendment Number 27 to the Registration Statement filed with the SEC on January 25, 1996 (1933 Act File Number 2-75276) on Form N-1A, that:

 1) the form of prospectus and Statement of Additional Information that would have been filed under Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement, and

 2) the text of the most recent amendment to the registration statement has been filed electronically.

Sincerely,

/s/ Michael A. Chong

Michael A. Chong